Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Measurements [Abstract]
Schedule of assets and liabilities that are measured and recognized at fair value on a recurring basis
2020	Level 1	Level 2	Level 3	Total Gains and (Losses)
Warrant derivative liabilities	-	-	$2,775	$(3,182)

2019
Warrant derivative liabilities	-	-	$3,104	$3,160